Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (289,670)	$ (39,860)	¥ (43,577)	¥ (60,667)